Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of TGL	3 Months Ended		12 Months Ended
	Sep. 30, 2024		Jun. 30, 2024
ZCity Sdn Bhd (formerly known as Gem Reward Sdn. Bhd.) (“ZCITY”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TGL [Line Items]
Background	A Malaysian company Incorporated in June 2017 Operated O2O e-commerce platform known as ZCITY		A Malaysian company Incorporated in June 2017 Operated O2O e-commerce platform known as ZCITY
Ownership	100.00%		100.00%
Foodlink Global Sdn. Bhd. (“Foodlink”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TGL [Line Items]
Background	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	[1]	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	[2]
Ownership	100.00%	[1]	100.00%	[2]
Morgan Global Sdn. Bhd. (“Morgan”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TGL [Line Items]
Background	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	[1]	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	[2]
Ownership	100.00%	[1]	100.00%	[2]
AY Food Ventures Sdn. Bhd. (“AY Food”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TGL [Line Items]
Background	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	[1]	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	[2]
Ownership	100.00%	[1]	100.00%	[2]

[1]	Due to recurring loss from the operation of sub-licensing restaurant branding and the selling and trading of food and beverage products. The Company decided to dispose Foodlink and its subsidiaries. On May 24, 2024, the Company, Jeffrey Goh Sim Ik (the “Purchaser”) and Koo Siew Leng (the “Guarantor”) entered into a Share Sale and Purchase Agreement (the “Agreement”), in which the Company agreed to sell all of its equity interest in Foodlink and its subsidiaries Morgan and AY Food to the Purchaser, in exchange for a total of $148,500, of which shall be payable by the Purchaser to the Company as follows: (i) an initial deposit payable on May 24, 2024; and (ii) the balance of the purchase price payable in eight installment payments starting from May 24, 2024. The Company recognized a gain amounted to $203,333 for the year end June 30, 2024 from disposal of Foodlink and its subsidiaries. However, the disposal did not have material impact to the Company’s operations.
[2]	Due to recurring loss from the operation of sub-licensing restaurant branding and the selling and trading of food and beverage products. The Company decided to dispose Foodlink and its subsidiaries. On May 24, 2024, the Company, Jeffrey Goh Sim Ik (the “Purchaser”) and Koo Siew Leng (the “Guarantor”) entered into a Share Sale and Purchase Agreement (the “Agreement”), in which the Company agreed to sell all of its equity interest in Foodlink and its subsidiaries Morgan and AY Food to the Purchaser, in exchange for a total of $148,500, of which shall be payable by the Purchaser to the Company as follows: (i) an initial deposit payable on May 24, 2024; and (ii) the balance of the purchase price payable in eight installment payments starting from May 24, 2024.